Earnings Per Share - Basic (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Basic earnings per share
Weighted average number of outstanding ordinary shares in issue	858,276,608	855,351,683	849,654,296
Net income attributable to the Company	$ 456,909	$ 37,729	$ 100,780
Basic earnings per share attributable to the Company (US$ per share)	$ 0.53	$ 0.04	$ 0.12